WARRANTS LIABILITY (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Warrants Outstanding and Exercisable [Table Text Block]
	2016	2015
	Number of	Number of
Warrants	Warrants	Warrants	Exercise	Expiration
Outstanding	Outstanding	Outstanding	Price	Date
Series A	525,621	525,621	$7.73	05/27/2018
Series B	-	98,741	$7.09	03/15/2016
Total	525,621	624,362

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	Series A	Series B
	Warrants	Warrants	Total
Balance at January 1, 2015	$-	$-	$-
Fair value at warrants liability at issuance date	1,075,500	3,907,194	4,982,694
Exercise of warrants and resulting reclassification to equity at fair value	-	(8,941,489)	(8,941,489)
Cash paid to warrant holders	-	(542,806)	(542,806)
Adjustment resulting from the change in the fair value for the reporting period	(918,969)	6,576,956	5,657,987

Balance at December 31, 2015	$156,531	$999,855	$1,156,386
Exercise of warrants and resulting reclassification to equity at fair value	-	(1,118,492)	(1,118,492)
Adjustment resulting from the change in the fair value for the reporting period	(152,812)	118,637	(34,175)

Balance at December 31, 2016	$3,719	$-	$3,719